Long-Term Debt - Revolving Credit Facility (Details) $ in Millions			12 Months Ended
	Nov. 17, 2025 USD ($)	Aug. 15, 2025 USD ($)	Dec. 31, 2025 item	Apr. 30, 2013 USD ($)
Long-Term Debt
Number of credit facilities | item			2
Revolving credit facility amount				$ 20.0
NTT Finance Corporation | Aggregate borrowing capacity between 10 million and 20 million
Long-Term Debt
Commitment fee percentage		0.60%
NTT Finance Corporation | Aggregate borrowing capacity between 10 million and 20 million | Minimum
Long-Term Debt
Revolving credit facility amount		$ 10.0
NTT Finance Corporation | Aggregate borrowing capacity between 10 million and 20 million | Maximum
Long-Term Debt
Revolving credit facility amount		20.0
Revolving credit facilities maturing in August 2027
Long-Term Debt
Revolving credit facility amount		20.0
Revolving credit facilities maturing in August 2027 | NTT Finance Corporation
Long-Term Debt
Revolving credit facility amount		$ 25.0
Interest margin percentage		2.30%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Commitment fee percentage		0.50%
Revolving credit facilities maturing in August 2027 | NTT Finance Corporation | Aggregate borrowing capacity up to 10 million
Long-Term Debt
Revolving credit facility amount		$ 10.0
Commitment fee percentage		0.70%
Revolving credit facilities maturing in November 2027 | Shinsei
Long-Term Debt
Revolving credit facility amount	$ 25.0
Interest margin percentage	2.18%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Commitment fee percentage	0.80%